Bank Borrowings - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments [Abstract]
Available banking facilities	$ 121,708	$ 76,746
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$Nil and US$457 as of December 31, 2019 and 2020, respectively)	$ 56,040	$ 36,851